Non-financial assets and liabilities (Details 3) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)
Non-financial assets and liabilities
Cost Of Interest	$ 308,283	$ 178,309		$ 214,999
Cost Of Service For The Current Year	2,715,455	886,574	$ 1,253,814
Past service cost	203,029	197,283	0
Expense Recognized During The Year	3,226,767	1,262,166	1,468,813
Expense Recognized During The Year	$ 3,226,767	$ 1,262,166	$ 1,468,813